Leases - Schedule of Weighted-Average Remaining Lease Term and Discount Rate (Details)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Weighted-average remaining lease term	5 years 1 month 6 days	5 years 10 months 24 days	5 years 3 months 18 days
Weighted-average discount rate	4.60%	4.90%	5.30%